Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Asset
Net operating loss and tax credit carryforward	$ 67,856	$ 50,274
Accrued and other liabilities	22,926	17,977
Inventories	3,872	4,726
Unrealized gain (loss) on investments	0	0
Property, plant and equipment	6,099	5,297
Intangible assets	2,817	1,078
Share-based compensation	18,377	13,787
Disallowed interest carryforwards	42,090	73,690
Convertible notes	6,512	7,104
Other	9,428	5,998
Deferred tax assets, gross	179,977	179,931
Valuation allowance	(37,332)	(87,619)
Deferred tax assets, total	142,645	92,312
Deferred Tax Liability
Net operating loss and tax credit carryforward	0	0
Accrued and other liabilities	0	0
Inventories	(2,269)	(1,439)
Unrealized gain (loss) on investments	(25,779)	(4,973)
Property, plant and equipment	(23,376)	(20,332)
Intangible assets	(55,999)	(26,294)
Share-based compensation	0	0
Disallowed interest carryforwards	0	0
Convertible notes	(13,513)	0
Other	(6,046)	(6,174)
Deferred tax liabilities, total	(126,982)	(59,212)
Net deferred tax assets	$ 15,663	$ 33,100